Schedule I - Condensed Financial Information of Dryships Inc. - Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 595,142	$ 341,950	$ 251,143	$ 391,530
Restricted cash	94,170	223,133
Due from related parties	39,023	40,686
Other current assets	133,875	122,775
Total current assets	1,184,199	903,529
NON-CURRENT ASSETS:
Restricted cash	50,000	155,375
Total assets	10,123,692	8,878,491	8,621,689
CURRENT LIABILITIES:
Current portion of long-term debt	1,660,168	1,102,085
Financial instruments	47,740	85,844
Due to related parties	611	4,750
Total current liabilities	2,171,714	1,573,529
NON-CURRENT LIABILITIES
Long-term debt, net of current portion	3,907,835	3,284,630
Financial instruments	26,086	63,096
Total non-current liabilities	4,120,280	3,436,943
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and 2013; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2012 and 2013, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2012 and 2013; 424,762,244 and 432,654,477 shares issued and outstanding at December 31, 2012 and 2013, respectively	4,326	4,247
Treasury stock; $0.01 par value; 11,000,000 and 21,000,000 shares at December 31, 2012 and 2013, respectively	(210)	(110)
Additional paid-in capital	2,824,702	2,837,525
Accumulated other comprehensive loss	(6,062)	(9,175)
Retained earnings/ (Accumulated deficit)	(209,120)	13,973
Total stockholders' equity	2,613,636	2,846,460
Total liabilities and stockholders' equity	10,123,692	8,878,491
Dryships Inc.
CURRENT ASSETS:
Cash and cash equivalents	81	45,619	391	9,671
Restricted cash	232	52,265
Due from related parties	21,223	21,959
Other current assets	664	327
Total current assets	22,200	120,170
NON-CURRENT ASSETS:
Investments in subsidiaries (eliminated in consolidation)	4,842,130	5,129,133
Total non-current assets	4,842,130	5,129,133
Total assets	4,864,330	5,249,303
CURRENT LIABILITIES:
Current portion of long-term debt	820,820	269,436
Due to subsidiaries (eliminated in consolidation)	1,405,024	1,472,759
Financial instruments	10,289	33,633
Due to related parties	51	4,704
Other current liabilities	6,596	4,433
Total current liabilities	2,242,780	1,784,965
NON-CURRENT LIABILITIES
Long-term debt, net of current portion	0	601,000
Financial instruments	8,417	16,878
Total non-current liabilities	8,417	617,878
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and 2013; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2012 and 2013, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2012 and 2013; 424,762,244 and 432,654,477 shares issued and outstanding at December 31, 2012 and 2013, respectively	4,326	4,247
Treasury stock; $0.01 par value; 11,000,000 and 21,000,000 shares at December 31, 2012 and 2013, respectively	(210)	(110)
Additional paid-in capital	2,824,702	2,837,525
Accumulated other comprehensive loss	(6,062)	(9,175)
Retained earnings/ (Accumulated deficit)	(209,623)	13,973
Total stockholders' equity	2,613,133	2,846,460
Total liabilities and stockholders' equity	$ 4,864,330	$ 5,249,303